Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information for cash-generating units [line items]
Addition to goodwill	$ 0
Discount rate	0.50%
Goodwill impairment	$ 0	$ 22,507
Goodwill	187,502	$ 187,502	$ 210,009
Amount by which unit's recoverable amount exceeds its carrying amount	19,666
After tax discount rate estimated fair value	$ 6,000
Growth rate	10.00%
Estimated fair value	$ 26,000
Sangoma CGU
Disclosure of information for cash-generating units [line items]
Period of cash flow projections	4 years
Discount rate	12.00%
Pre-tax discount rate	13.40%
Goodwill	$ 259,730
Recoverable amount	$ 279,396